Income tax - Tax reconciliation (Details) - GBP (£) £ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019		Jan. 31, 2018
Disclosure Of Income Tax [Abstract]
(Loss) / profit before tax	£ (25,556)	£ 4,994	[1],[2]	£ (23,920)	[1],[2]
(Loss) / profit multiplied by the standard rate of corporation tax in the United Kingdom (Current tax) 19% (2019: 19%)	(4,856)	949		(4,585)
Adjustment on adoption of IFRS 15	0	(2,481)		2,504
Adjustment on adoption of IFRS 16	(1)	7		(7)
Change in unrecognized tax losses	2,449	820		751
Non-deductible expenses	343	1,797		402
Tax relief for qualifying research and development expenditure	(1,494)	(2,656)		(3,043)
Prior year adjustments	114	(506)		5
Share options exercised	0	(15)		(40)
Overseas profits taxed at different rates	36	292		251
Release of temporary difference relating to intangible assets	(115)	(703)		0
Total tax	£ (3,524)	£ (2,496)	[1]	£ (3,762)	[1]
Standard rate of corporation tax	19.00%	19.00%

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'
[2]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.’